Shareholder Report, Average Annual Return (Details) 191993_Carillon Chartwell Small Cap Value Fund_Class C_TSR Annual {Class C}	12 Months Ended	20 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	(1.59%)	5.73%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	(1.59%)	5.73%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	20.11%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	12.59%	13.85%